General (Condensed Consolidated Income Statements For Previous Periods) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	9 Months Ended	12 Months Ended
	Oct. 07, 2011	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009		Dec. 31, 2008	Dec. 31, 2007
General [Abstract]
Lease revenue		$ 1,050,536		$ 902,320	[1],[2],[3],[4]	$ 581,134	[1],[2]	$ 541,455	$ 495,340
Net gain on sale of assets		9,284		36,204	[1],[2],[3],[4]	40,243	[1],[2]	77,107	103,455
Management fee revenue		19,059		12,975	[1],[2],[3],[4]	12,964	[1],[2]	11,749	14,343
Interest revenue		2,761		3,913	[1],[2],[3],[4]	9,459	[1],[2]	18,018	28,595
Other revenue		12,283		3,866	[1],[2],[3],[4]	3,692	[1],[2]	4,113	20,079
Total Revenues		1,093,923		959,278	[1],[2],[3],[4]	647,492	[1],[2]	652,442	661,812
Depreciation		361,210		307,706	[1],[2],[3],[4]	194,161	[1],[2]	154,130	129,294
Asset impairment		15,594		10,905	[1],[2],[3],[4]	18,833	[1],[2]	5,282
Interest on debt		292,486		233,985	[1],[2],[3],[4]	86,193	[1],[2]	208,914	227,765
Other expenses				67,829	[3]	68,067		59,843	33,941
Selling, general and administrative expenses		120,746	[5]	80,627	[1],[2],[3],[4],[5]	76,628	[1],[2],[5]	85,630	79,598
Total Expenses		863,872		701,052	[1],[2],[3],[4]	443,882	[1],[2]	513,799	470,598
Income from continuing operations before income taxes and income of investments accounted for under the equity method		230,051		258,226	[1],[2],[3],[4]	203,610	[1],[2]	138,643	191,214
Provision for income taxes		(15,460)		(22,194)	[1],[2],[3],[4]	(953)	[1],[2]	833	(17,080)
Net income of investments accounted for under the equity method		10,904		3,713	[1],[2],[3],[4]	983	[1],[2]
Net Income from continuing operations		225,495		239,745	[1],[2],[3],[4]	203,640	[1],[2]	139,476	174,134
Income (loss) from discontinued operations (AeroTurbine, including loss on disposal), net of tax	(52,745)	(52,745)		(3,199)	[1],[2],[3],[4]	2,731	[1],[2]	1,447	13,164
Bargain purchase gain ("Amalgamation gain"), net of transaction expenses				274	[1],[2],[3],[4]
Net Income		172,750		236,820	[1],[2],[3],[4],[6],[7]	206,371	[1],[2]	140,923	187,298
Net income attributable to non-controlling interest		(526)		(29,247)	[1],[2],[3],[4]	(41,205)	[1],[2]	10,883	1,155
Net income attributable to AerCap Holdings N.V.		$ 172,224		$ 207,573	[1],[2],[3],[4]	$ 165,166	[1],[2]	$ 151,806	$ 188,453
Total earnings per share, basic and diluted		$ 1.17		$ 1.81	[1],[2],[3],[4]	$ 1.94	[1],[2]	$ 1.79	$ 2.22
Earnings (loss) per share from discontinued operations, basic and diluted		$ (0.36)		$ (0.03)	[1],[2],[3],[4]	$ 0.03	[1],[2]	$ 0.02	$ 0.15
Earnings per share from continued operations attributable to AerCap Holdings N.V., basic and diluted		$ 1.53		$ 1.84	[1],[2],[3],[4]	$ 1.91	[1],[2]	$ 1.77	$ 2.07
Weighted average shares outstanding, basic and diluted		146,587,752		114,952,639	[1],[2],[3],[4]	85,036,957	[1],[2]	85,036,957	85,036,957

[1]	As a result of the sale of AeroTurbine and based on ASC 205-20, which governs financials statements for discontinued operations, the results of AeroTurbine have been reclassified to discontinued operations.
[2]	Certain reclassifications have been made to prior years' Consolidated Income Statements to reflect the current year presentation.
[3]	Includes the results of Genesis for the period from March 25, 2010 (date of acquisition) to December 31, 2010.
[4]	Includes the results of Genesis Lease Limited ("Genesis") for the period from March 25, 2010 (date of acquisition) to December 31, 2010 and the issue of shares to Genesis and Waha Capital PJSC ("Waha").
[5]	Includes share based compensation of $3.0 million ($2.6 million, net of tax), $2.9 million ($2.5 million, net of tax) and $6.2 million ($5.4, net of tax) in the years ended December 31, 2009, 2010 and 2011 respectively.
[6]	Includes the results of Genesis for the period from March 25, 2010 (date of acquisition) to December 31, 2010 and the issue of shares to Genesis and Waha.
[7]	The Amalgamation gain, net of transaction expenses of $274, as presented in the consolidated income statement, consists of the Amalgamation gain of $31,023, as presented in the consolidated statement of cash flow and transaction expenses of $30,749 (Note 1).